EQUITY INVESTMENTS, NET	12 Months Ended
Dec. 31, 2015
EQUITY INVESTMENTS, NET [Abstract]
EQUITY INVESTMENTS, NET

7. EQUITY INVESTMENTS, NET

	December 31,
	2014*	2015*
	US$	US$
Equity method investments
Beijing NQ Guotai Investment Management Limited Partnership (“NQ Guotai”)	18,762	18,068
GEMA International AG (“GEMA”)	190	—
Taiyue Wutong Investment Limited Partnership (“Taiyue Wutong Fund”)	—	2,996
Beijing Wangqin Yuanxin Investment Limited Partnership (“Yuanxin Fund”)	—	7,700
Beijing Qingzhou Hulian Investment Limited Partnership (“Qingzhou Fund”)	—	770
Equity method investments, net	18,952	29,534

Cost method investments
Pansi Infinity (Beijing) Technology Co., Ltd (“Pansi”)	2,942	—
Shifang Huida Technology Co., Ltd (“Shifang”)	2,451	—
Hesine Technologies International Worldwide Inc (“Hissage”)	6,416	11,192
SIINE., Ltd (“SIINE”)	600	600
Asia Smart Media Inc. (“Asia Smart”)	3,901	3,901
Beijing Century Hetu Software Technology Co., Ltd (“Hetu”)	1,731	—
Shanghai Launcher Software Technology Co., Ltd. (“Launcher”) **	2,451	2,310
Zhijian Fengyun (Beijing) Technology Co., Ltd. (“Zhijian”) **	1,798	1,694
Beijing JinxinHuachuang Investment Limited Partnership (“Jinxin Huachuang Fund”)	—	4,620
Beijing Shigan Technology Co., Ltd (“Shigan”)	—	307
Aole Yijie (Shenzhen) Computor Technology Co., Ltd (“Aoyi”)	—	462
Less: impairment loss	(5,993)	(13,486)

Cost method investments, net	16,297	11,600

Total	35,249	41,134

*	Balances are presented using period-end exchange rate of RMB against USD.
**	Changes between the year of 2014 and 2015 are resulted from currency fluctuation.

Equity method investments

In December of 2012, NQ Guotai was set up as an investment company. The Group would invest US$16,238 (RMB99,000) through Tianjin QingYun, a subsidiary of Beijing Technology, in NQ Guotai in exchange for 49.5% of the equity interest. Tianjin Qingyun is a limited partner of NQ Guotai. On April 9, 2013, Beijing Wuyue Tianxia Investment Consulting Ltd, the general partner of NQ Guotai, withdrew its investment and transferred its 0.5% of the equity interest of NQ Guotai to Tianjin Qingyun for cash consideration of US$164 (RMB1,000). Meanwhile, Wangqin Guotai (Beijing) Capital Fund Management Ltd. was appointed as the new general partner and injected capital of US$328 (RMB2,000) to NQ Guotai. As of June 30, 2013, the Group fully injected the capital of US$16,402 (RMB100,000) and obtained 49.505% of equity interest in NQ Guotai. The Group accounted for the investment by equity method as the Group does not have control over NQ Guotai after considering various factors such as the board seats the Group has in the general partner of NQ Guotai.

In March of 2015, the Group, through FL Mobile, invested US$3,080 (RMB20,000) in Taiyue Wutong Fund, an investment company, in exchange for 17.54% equity interests as a limited partner according to the investment agreement. The Group accounted for the investment by equity method.

In June of 2015, the Group injected US$7,700(RMB50,000) in Yuanxin Fund as the initial injection; the total investment will be US$37,729(RMB245,000) to exchange for 49% equity interests of Yuanxin Fund as a limited partner according to the investment agreement. The Group accounted for the investment by equity method.

In November of 2015, the Group injected US$770 (RMB5,000) in Qingzhou Fund as the initial injection; the total investment will be US$1,540 (RMB10,000) to exchange for 10% equity interests as a limited partner according to the investment agreement. The Group accounted for the investment by equity method.

 According to ASC 946, each of the Funds, including NQ Guotai, Taiyue Wutong Fund, Yuanxin Fund, and Qingzhou Fund, meet all characteristics of an investment company and adopts fair value approach to account for its investments due to the sole purpose for returns from capital appreciation and investment income. The Group evaluated the fair value of each fund conducted by each of investments by considering the development stage of each investment, work force, customer and vendor relationships, financial conditions including historical financial statements and future financial forecasts, risk factors, comparable companies in the same industry, time of investments to balance sheets date and price of recent investment by new investors, with various approaches applied, such as income approach, market approach or replacement cost approach, as appropriate.

In September of 2013, the Group, through NationSky, acquired 28.76% of equity interest of GEMA for a cash consideration of US$285. GEMA is primarily engaged in global enterprise mobility device management services. The Group had significant influence over GEMA. Therefore, the equity method is adopted to account for its investment in GEMA. An independent third-party valuation firm was hired to evaluate the fair value of assets and liabilities of this equity investment. The investment cost allocation comprises of (i) US$58 of share of net tangible assets acquired; (ii) US$46 of share of identified intangible assets with 10 years of estimated useful life; and (iii) US$181 of equity investment goodwill. As of December 31, 2014, the Group's equity interest in GEMA was diluted to 26.01% due to incoming of a new investor. In December of 2015, the Group divested 100% of the equity interest in NationSky business, thereafter GEMA was divested from the Group.

Cost method investments

In June of 2012, the Group acquired 30% of the equity interests in Pansi, which is primarily engaged in applications and services of mobile platform, for a cash consideration of US$2,864. As the equity interest is not in-substance common stock, the Group accounts for the equity investment using the cost method. In 2014, the Group's management reviewed the Group's equity investments for impairment in accordance with ASC 320 and concluded that the estimated fair value of the investment in Pansi is significantly less than its carrying value and the impairment is other-than-temporary, taking the performance and financial position of the investee as well as other evidence of market value into consideration. Therefore, the Group provided for an impairment loss of US$2,942 to reduce the carrying value of this investment to $nil as of December 31, 2014. In 2015, the Group sold the entire investment in Pansi to a third party with no gain or loss recognized. The transaction has been completed as of the December 31, 2015. The Group thus has $nil equity interest of Pansi.

In June of 2012, the Group acquired 25% of the equity interests in Shifang, which is primarily engaged in research and development of mobile internet browsers and web navigational site, for a cash consideration of US$2,386. As the equity interest is not in-substance common stock, the Group accounts for the equity investment using the cost method. In 2014, the Group's management reviewed the Group's equity investments for impairment in accordance with ASC 320, and concluded that the estimated fair value of the investment in Shifang is significantly less than its carrying value and the impairment is other-than-temporary, taking the performance and financial position of the investee as well as other evidence of market value into consideration. Therefore, the Group provided for an impairment loss of US$2,451 to reduce the carrying value of this investment to $nil as of December 31, 2014. In 2015, the Group sold the entire investment in Shifang to a third party with no gain or loss recognized. The transaction has been completed as of the December 31, 2015. The Group thus has $nil equity interest of Shifang.

 In August of 2012, the Group acquired equity interests in Hissage, a provider of mobile messaging solution that provides with mobile push notification and messaging service across various radio access technologies and wireless carriers, for a cash consideration of US$500 and 3,821,655 common shares with fair value of US$5,916. As of December 31, 2013 and 2014, the number of shares the Group holds represented 35.14% equity interest in Hissage. In order to satisfy the working capital needs of Hissage, the Group loaned Hissage US$4,657 (equivalent to RMB29,000). As repayment for the loans, Hissage issued and delivered to the Group 223,215 Series A preferred shares in 2015. Thus, the equity interest that the Group owns is increased to 48.34%. As the equity interest is not in-substance common stock, the Group accounts for the equity investment using the cost method. In 2015, the Group's management reviewed the Group's equity investments for impairment in accordance with ASC 320, and concluded that the estimated fair value of the investment in Hissage is significantly less than its carrying value and the impairment is other-than-temporary, taking the performance and financial position of the investee as well as other evidence of market value into consideration. Therefore, the Group provided for an impairment loss of US$11,192 to reduce the carrying value of this investment to $nil as of December 31, 2015.

In August of 2012, the Group acquired 15.7% of the equity interests in SIINE, a designer, manufacturer and marketer of user interface tools for Web, Connected TV, Gaming and Mobile devices for a cash consideration of US$600. As the Group does not have significant influence over SIINE, the Group accounts for the equity investment using the cost method. In 2014, the Group's management reviewed the Group's equity investments for impairment in accordance with ASC 320, and concluded that the estimated fair value of the investment in SIINE is significantly less than its carrying value and the impairment is other-than-temporary, taking the performance and financial position of the investee as well as other evidence of market value into consideration. Therefore, the Group provided for an impairment loss of US$600 to reduce the carrying value of this investment to $nil as of December 31, 2014.

In May of 2013, the Group acquired 35.22% of the equity interests in Asia Smart, which is a new media company, for a cash consideration of US$2,000 and 1,152,013 common shares with fair value of US$1,901. As of December 31, 2014 and 2015, the Group's equity interest in Asia Smart was diluted to 34.16% due to incoming of new investors. As the equity interest is not in-substance common stock, the Group accounts for the equity investment using the cost method.

In June of 2013, the Group acquired 20% of the equity interests in Hetu, which is a mobile game developer, for a cash consideration of US$16 and 1,150,385 common shares with fair value of US$1,722 on the investment date. As of December 31, 2013, the Group's equity interest in Hetu was diluted to 18.18% due to incoming of new investors. On October 1, 2015, the Group, through FL Mobile, acquired the remaining 81.82% equity interests of Hetu with aggregate fair value of consideration of US$9,410, accumulative 100% equity interests of Hetu. The Group begins to consolidate Hetu's financial statement from October 1, 2015. Please see “Note 4 – Business Combination” for further information.

In September of 2014, the Group acquired 20% equity interest of Zhijian, which primarily engaged in mobile game developments, for cash consideration of US$1,789.As the equity interest is not in-substance common stock, the Group accounts for the equity investment using the cost method. In 2015, the Group's management reviewed the Group's equity investments for impairment in accordance with ASC 320 and concluded that the estimated fair value of the investment in Zhijian is significantly less than its carrying value and the impairment is other-than-temporary, taking the performance and financial position of the investee as well as other evidence of market value into consideration. Therefore, the Group provided for an impairment loss of US$1,694 to reduce the carrying value of this investment to $nil as of December 31, 2015.

In September of 2014, the Group acquired 15% equity interests in Launcher, which primarily engaged in launcher research and customization, for cash consideration of US$2,451.As the Group does not have significant influence over Launcher, the Group accounts for the equity investment using the cost method.

In April of 2015, the Group acquired 6% equity interests in Jinxin Huachuang Fund, which primarily engaged in the investment in various entities, mainly public company, for cash consideration of US$4,620.Qingyun as a limited partner of Jinxin Huachuang Fund has minor interest and has no virtually influence over partnership operating and financial policies. The Group accounts for the equity investment using cost method.

In July of 2015, the Group acquired 10% equity interests in Aoyi, which primarily engaged in mobile game development and operation, for cash consideration of US$462.As the Group does not have significant influence over Aoyi, the Group accounts for the equity investment using the cost method.

In August of 2015, the Group acquired 4% equity interests in Shigan, which primarily engaged in an application that has the function of sound and voice recognition and identification, mainly used for music instrument, for cash consideration of US$307.As the Group does not have significant influence over Shigan, the Group accounts for the equity investment using the cost method.

The impairment charge is recorded if the carrying amount of the equity investment exceeds its fair value and this condition is determined to be other-than-temporary, The Group performs an impairment test on cost method and equity method investments whenever events or changes in business circumstances indicate that an other-than-temporary impairment has occurred, by considering current economic and market conditions, operating performance, development stages and technology development, and engaged an independent third-party valuation firm to estimate the fair value of certain cost method investments, as appropriate. The Group recorded $nil, US$5,993 and US$12,886 in impairment charge to the carrying value of its investments under the cost method for the years ended December 31, 2013, 2014 and 2015.